Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	$ 1,213	$ (9,695)	$ (6,407)
Unrealized gain (loss)	5,033	(390)	(3,910)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(3,886)	(4,957)	(2,997)
Unrealized gain (loss)	4,254	(1,088)	(919)
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	66	(4,348)	500
Unrealized gain (loss)	$ 779	$ 698	$ (2,991)